Shareholders' Equity (Summary Of Restricted Stock Units Activity) (Details) (RSU And RSA [Member])	12 Months Ended
	Dec. 31, 2012 ILS		Dec. 31, 2012 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2012	525,500		700,978
Issued	372,725
Assumed	61,188
Vested	(189,727)
Forfeited	(68,708)
Outstanding at December 31, 2012			700,978
Weighted average exercise price, Outstanding at January 1, 2011	1	[1]	$ 0.27
Weighted average exercise price, Issued	1	[1]
Weighted average exercise price, Assumed	1	[1]
Weighted average exercise price, Vested	1	[1]
Weighted average exercise price, Forfeited	1	[1]
Weighted average exercise price, Outstanding at December 31, 2011	1	[1]	$ 0.27

[1]	Weighted average exercise price is NIS 1 (par value) which represents approximately $ 0.27.